Convertible Debentures (Detail) - The sum of the issuance cost Allocated (USD $)	3 Months Ended
Jan. 31, 2013
Allocated issuance costs	$ 83,760
Embedded Conversion Feature Derivative [Member]
Allocated issuance costs	55,999
8% Convertible Debenture Warrant [Member]
Allocated issuance costs	10,194
8% Convertible Debenture [Member]
Allocated issuance costs	$ 17,567